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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163

                          Pioneer Protected Principal Plus Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                   PROTECTED
                                 PRINCIPAL PLUS
                                     FUND

                                   Semiannual
                                     Report

                                    6/30/06

                             [LOGO] PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         2

Portfolio Management Discussion               4

Portfolio Summary                             8

Prices and Distributions                      9

Performance Update                           10

Comparing Ongoing Fund Expenses              13

Schedule of Investments                      15

Financial Statements                         24

Notes to Financial Statements                31

Trustees, Officers and Service Providers     39


                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate- to-longer term. By restraining inflation, the Fed may also limit upward

Letter

pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

At a time when uncertainty about the potential for accelerating inflation and concerns about rising interest rates and oil prices seemed to dominate investor sentiment in both the equity and fixed-income marks, Pioneer Protected Principal Plus Fund produced a positive return for shareholders. In the following interview, portfolio manager and a member of the equity portfolio management team, Walter Hunnewell, Jr., and the debt securities portfolio manager, Richard Schlanger, discuss the strategy and factors that influenced the performance of the Fund over the six-month period ended June 30, 2006.

Q:  How did the Fund perform over the six months?

A: For the six-month period ended June 30, 2006, Pioneer Protected Principal Plus Fund's Class A shares had a total return of 0.41% at net asset value. The Fund underperformed the 2.71% return of the Standard & Poor's 500 Index for the same period and slightly surpassed the 0.01% return of the Lehman Brothers Government Intermediate Bond Index. The Fund fell short of the 1.10% average return for the 341 funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category, the Fund's peer group.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What was the investment environment like during the period?

A: In an environment of strong economic growth, both the equity and fixed-income markets were focused primarily on the potential for accelerating inflation and the direction of interest rates. For most of the period, stocks posted relatively strong gains but began losing ground in early May on the possibility that the Federal Reserve might extend its rate-raising cycle. While the Federal Reserve boosted rates a quarter percentage point at the end of June, its comments concerning future rate hikes were more moderate than in the past, sparking a strong rally in stocks on the last day of the quarter. During the six-month period, yields on Treasury securities

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    rose across the maturity spectrum in a parallel fashion. Two-year Treasuries went up 75 basis points, five-year Treasuries rose 74 basis points, and 10-year Treasuries added 75 basis points. (A basis point is 0.01%.) The performance of Treasury securities over the period was flat to negative. Short-term securities produced a return of 0.80%, but five year and 10-year securities returned negative 1.35% and 3.90%, respectively.

Q:  How did interest rates affect the management strategy for the Fund?

A: Interest rates are the driving force behind the asset allocation of the Fund. If interest rates decline and bond prices rise, we have to invest more money in the fixed-income portion (Treasury STRIPS) to meet our obligation to provide a minimum 2.00% annual return by the end of the Guarantee Period, which is December 21, 2009. In the previous six months, interest rates on intermediate-term securities were relatively stable, and we did not have to invest more money in Treasury STRIPS. Higher rates should allow us some flexibility to increase the equity portion.

Q:  What were the principal strategies used in managing the Fund?

A: At the end of the period, 30% of the Fund's assets were in equities, up from 29% at the beginning of the six months. In the equity portion, we made some modest changes that reduced or eliminated some of our more successful cyclical holdings and added to or initiated more defensive names in the portfolio on the belief that if economic growth slowed these more conservative stocks would outperform. We created new positions in Zimmer Holdings, a manufacturer of reconstructive orthopedic implant devices, and MetLife, a provider of insurance and other financial products. We added to holdings in St. Jude Medical, a developer of cardiovascular medical devices, and C.R. Bard, a medical products manufacturer, and increased investment in Intel, a leader in the semiconductor industry, and Nordstrom, a high-end retailer.

    As stocks reached our target valuations, we sold them and used the proceeds to invest in new opportunities. Mining company BHP Billiton was sold after making a substantial contribution to return. We also took profits in PPG Industries, a chemical products company, and MeadWestvaco, a paper and packaging company.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                            (continued)
--------------------------------------------------------------------------------

    KeySpan, which is under agreement to be acquired by National Grid, was also sold.

Q:  What contributed to performance?

A: Some of the best performance came from commodity-related companies that benefited from strong global demand for their products. Metals and mining companies, such as Rio Tinto and Inco Ltd., were particularly helpful to returns. We trimmed our large position in Rio Tinto believing that the stock's valuation reflected some unsustainable speculative pressures. Other strong performers included BellSouth, which agreed to be acquired by AT&T, and Norfolk Southern, whose profits rose substantially on the favorable pricing environment in the North America railroad sector.

Q:  What detracted from performance?

A: John Wiley & Son, the textbook and scientific journal publisher, gave back some of the sizable gains posted in the first three quarters of 2005; however, the stock remains in the portfolio. Target, the discount retailer, also lost value on concerns that consumer spending might soften because of slower economic growth and rising oil prices and interest rates. We trimmed the position in Target. St. Jude's Medical was a disappointment, as the stock fell because of concerns about growth in the implantable cardiac device market. We used the pullback in St. Jude's as an opportunity to increase our position.

Q:  What is your outlook?

A: We expect the economy to continue to grow although at a lower rate than we saw over the past six months. We also think the European economies are on track for growth and believe the Federal Reserve is close to the end of its rate increases. We continue to find opportunities for new investments in this environment, and we have a favorable longer-term outlook for the equity markets.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund's returns will fluctuate and investors who redeem shares or take dividends or distributions in cash prior to the end of the seven-year guarantee period will reduce their guaranteed amount. Due to a financial warranty fee, the Fund's expenses are higher than those of most other mutual funds.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/06
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Obligations                     70.1%
U.S. Common Stocks                              28.2%
Depositary Receipts for International Stocks     1.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Government                     70.1%
Financials                      5.4%
Industrials                     4.1%
Consumer Discretionary          4.0%
Health Care                     3.9%
Information Technology          3.8%
Consumer Staples                3.1%
Energy                          2.4%
Materials                       1.5%
Telecommunication Services      1.3%
Utilities                       0.4%



10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


    1.   U.S. Treasury Strip, Zero Coupon, 11/15/09   70.05%
    2.   Norfolk Southern Corp.                        0.70
    3.   Chevron Corp.                                 0.67
    4.   McGraw-Hill Co., Inc.                         0.67
    5.   T. Rowe Price Associates, Inc.                0.64
    6.   AT&T Corp.                                    0.55
    7.   Walgreen Co.                                  0.55
    8.   Chubb Corp.                                   0.49
    9.   Reed Elsevier NV (A.D.R.)                     0.49
   10.   BellSouth Corp.                               0.48

 This list excludes temporary cash and derivative instruments. Fund holdings will vary for other periods.

Pioneer Protected Principal Plus Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------

Net Asset Value Per Share
-----------------------------------------------------------------------------


 Class   6/30/06   12/31/05
------- --------- ---------
    A     $9.73     $9.69
    B     $9.71     $9.70
    C     $9.76     $9.75

Distributions Per Share
-----------------------------------------------------------------------------


                     1/1/06 - 6/30/06
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
    A      $  -          $   -           $   -
    B      $  -          $   -           $   -
    C      $  -          $   -           $   -
 -----------------------------------------------------------------------------

 INDEX DEFINITIONS

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Government Intermediate Bond Index measures the performance of the U.S. intermediate-term investment-grade bond market. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

The Indexes defined here pertain to the "Value of $10,000 Investment" charts on pages 10, 11 and 12.

Pioneer Protected Principal Plus Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                     CLASS A SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

                                                    Lehman
                  Pioneer                          Brothers
                 Protected           S&P          Government
               Principal Plus        500         Intermediate
                    Fund            Index         Bond Index
Nov-02             9,425            10,000           10,000
Jun-03             9,792            10,519           10,453
Jun-04             9,705            12,528           10,403
Jun-05            10,052            13,320           10,833
Jun-06            10,106            14,468           10,841

Average Annual Total Returns
(As of June 30, 2006)
                           Net Asset   Public Offering
Period                    Value (NAV)    Price (POP)
 Life-of-Class
 (11/1/02)                   1.93%          0.29%
 1 Year                      0.54          -5.28

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

   The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                     CLASS B SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

                                                    Lehman
                  Pioneer                          Brothers
                 Protected           S&P          Government
              Principal Plus         500         Intermediate
                    Fund            Index         Bond Index
Nov-02            10,000            10,000           10,000
Jun-03            10,343            10,519           10,453
Jun-04            10,182            12,528           10,403
Jun-05            10,463            13,320           10,833
Jun-06            10,248            14,468           10,841



Average Annual Total Returns
(As of June 30, 2006)
                               If         If
Period                        Held     Redeemed
 Life-of-Class
 (11/1/02)                    1.19%      0.67%
 1 Year                      -0.21      -4.07

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares. Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

   The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                     CLASS C SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

                                                    Lehman
                  Pioneer                          Brothers
                 Protected           S&P          Government
              Principal Plus         500         Intermediate
                    Fund            Index         Bond Index

Nov-02            10,000            10,000           10,000
Jun-03            10,344            10,519           10,453
Jun-04            10,174            12,528           10,403
Jun-05            10,457            13,320           10,833
Jun-06            10,442            14,468           10,841

Average Annual Total Returns
(As of June 30, 2006)
                               If         If
Period                        Held     Redeemed
 Life-of-Class
 (11/1/02)                    1.19%      1.19%
 1 Year                      -0.15      -0.15

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares. Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

   The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
-----------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on actual returns from January 1, 2006 through June 30, 2006

Share Class                                  A              B              C
------------------------------------------------------------------------------
 Beginning Account Value On 1/1/06     $1,000.00      $1,000.00      $1,000.00
 Ending Account Value On 6/30/06       $1,004.10      $1,001.00      $1,001.00
 Expenses Paid During Period*          $   10.44      $   14.14      $   14.14

 * Expenses are equal to the Fund's annualized expense ratio of 2.10%, 2.85% and 2.85%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value On 1/1/06     $1,000.00      $1,000.00      $1,000.00
 Ending Account Value On 6/30/06       $1,014.38      $1,010.66      $1,010.66
 Expenses Paid During Period*          $   10.49      $   14.21      $   14.21

 * Expenses are equal to the Fund's annualized expense ratio of 2.10%, 2.85% and 2.85%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------


 Shares                                                Value
            COMMON STOCKS - 30.1%
            Energy - 2.4%
            Integrated Oil & Gas - 1.8%
  5,581     Chevron Corp.                        $   346,357
  2,972     ConocoPhillips                           194,755
  3,432     Exxon Mobil Corp.                        210,553
  1,708     Occidental Petroleum Corp.               175,155
                                                 -----------
                                                 $   926,820
                                                 -----------
            Oil & Gas Equipment & Services - 0.2%
  1,406     Weatherford International, Inc.*     $    69,766
                                                 -----------
            Oil & Gas Exploration & Production - 0.4%
  1,368     Apache Corp.                         $    93,366
  2,660     Pioneer Natural Resources Co.            123,451
                                                 -----------
                                                 $   216,817
                                                 -----------
            Total Energy                         $ 1,213,403
                                                 -----------
            Materials - 1.5%
            Aluminum - 0.1%
  2,386     Alcoa, Inc.                          $    77,211
                                                 -----------
            Diversified Chemical - 0.3%
  2,154     Dow Chemical Co.                     $    84,071
  1,158     E.I. du Pont de Nemours and Co.           48,173
                                                 -----------
                                                 $   132,244
                                                 -----------
            Diversified Metals & Mining - 0.8%
  3,192     Inco Ltd.*                           $   210,353
    961     Rio Tinto Plc (A.D.R.)                   201,531
                                                 -----------
                                                 $   411,884
                                                 -----------
            Industrial Gases - 0.2%
  1,064     Air Products & Chemicals, Inc.       $    68,011
    471     Praxair, Inc.                             25,434
                                                 -----------
                                                 $    93,445
                                                 -----------
            Specialty Chemicals - 0.1%
  1,752     Ecolab, Inc.                         $    71,096
                                                 -----------
            Total Materials                      $   785,880
                                                 -----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------


 Shares                                            Value
            Capital Goods - 2.9%
            Aerospace & Defense - 0.8%
  2,715     General Dynamics Corp.           $   177,724
    206     Lockheed Martin Corp.*                14,778
  3,793     United Technologies Corp.            240,552
                                             -----------
                                             $   433,054
                                             -----------
            Building Products - 0.0%
    250     Masco Corp.                      $     7,410
                                             -----------
            Construction & Farm Machinery & Heavy
            Trucks - 1.4%
  3,013     Caterpillar, Inc.                $   224,408
  2,854     Deere & Co.                          238,280
  2,787     PACCAR, Inc.                         229,593
                                             -----------
                                             $   692,281
                                             -----------
            Electrical Component & Equipment - 0.3%
  1,134     Emerson Electric Co.             $    95,041
    941     Rockwell International Corp.          67,761
                                             -----------
                                             $   162,802
                                             -----------
            Industrial Conglomerates - 0.3%
    248     3M Co.                           $    20,031
  4,024     General Electric Co.                 132,631
                                             -----------
                                             $   152,662
                                             -----------
            Industrial Machinery - 0.1%
    435     Parker Hannifin Corp.            $    33,756
                                             -----------
            Total Capital Goods              $ 1,481,965
                                             -----------
            Transportation - 1.2%
            Airlines - 0.2%
  5,080     Southwest Airlines Co.           $    83,160
                                             -----------
            Railroads - 1.0%
  2,210     Burlington Northern, Inc.        $   175,142
  6,753     Norfolk Southern Corp.               359,395
                                             -----------
                                             $   534,537
                                             -----------
            Total Transportation             $   617,697
                                             -----------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                  Value
            Automobiles & Components - 0.6%
            Auto Parts & Equipment - 0.4%
  2,545     Johnson Controls, Inc.                 $   209,250
                                                   -----------
            Automobile Manufacturers - 0.2%
 18,972     Ford Motor Corp.                       $   131,476
                                                   -----------
            Total Automobiles & Components         $   340,726
                                                   -----------
            Consumer Durables & Apparel - 0.0%
            Apparel, Accessories & Luxury Goods - 0.0%
    954     Liz Claiborne, Inc.                    $    35,355
                                                   -----------
            Total Consumer Durables & Apparel      $    35,355
                                                   -----------
            Consumer Services - 0.0%
            Restaurants - 0.0%
    218     Yum! Brands, Inc.                      $    10,959
                                                   -----------
            Total Consumer Services                $    10,959
                                                   -----------
            Media - 1.9%
            Advertising - 0.3%
  1,939     Omnicom Group                          $   172,746
                                                   -----------
            Movies & Entertainment - 0.2%
  2,410     The Walt Disney Co.                    $    72,300
                                                   -----------
            Publishing - 1.4%
  2,234     Gannett Co.                            $   124,948
    581     John Wiley & Sons, Inc.                     19,289
  6,813     McGraw-Hill Co., Inc.                      342,217
  8,312     Reed Elsevier NV (A.D.R.)                  249,360
                                                   -----------
                                                   $   735,814
                                                   -----------
            Total Media                            $   980,860
                                                   -----------
            Retailing - 1.4%
            Computer & Electronics Retail - 0.0%
    603     GameStop Corp. (Class B)*              $    20,653
                                                   -----------
            Department Stores - 0.4%
  2,683     Federated Department Stores, Inc.*     $    98,198
  3,009     Nordstrom, Inc.                            109,828
                                                   -----------
                                                   $   208,026
                                                   -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------


 Shares                                              Value
            General Merchandise Stores - 0.5%
  4,864     Target Corp.                       $   237,704
                                               -----------
            Home Improvement Retail - 0.3%
  2,200     Lowe's Companies, Inc.             $   133,474
                                               -----------
            Specialty Stores - 0.2%
  1,414     Barnes & Noble, Inc.               $    51,611
  2,302     Staples, Inc.*                          55,985
                                               -----------
                                               $   107,596
                                               -----------
            Total Retailing                    $   707,453
                                               -----------
            Food & Drug Retailing - 1.0%
            Drug Retail - 0.7%
  2,633     CVS Corp.                          $    80,833
  6,324     Walgreen Co.                           283,568
                                               -----------
                                               $   364,401
                                               -----------
            Food Distributors - 0.2%
  3,569     Sysco Corp.                        $   109,069
                                               -----------
            Hypermarkets & Supercenters - 0.1%
    624     Costco Wholesale Corp.             $    35,649
                                               -----------
            Total Food & Drug Retailing        $   509,119
                                               -----------
            Food, Beverage & Tobacco - 1.6%
            Packaged Foods & Meats - 1.2%
  3,871     Campbell Soup Co.                  $   143,653
  2,075     General Mills, Inc.                    107,194
  3,153     H.J. Heinz Co., Inc.                   129,967
  2,384     Hershey Foods Corp.                    131,287
    564     Kellogg Co.                             27,315
  3,612     Sara Lee Corp.                          57,864
                                               -----------
                                               $   597,280
                                               -----------
            Soft Drinks - 0.4%
  3,400     PepsiCo, Inc.                      $   204,136
                                               -----------
            Total Food, Beverage & Tobacco     $   801,416
                                               -----------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                      Value
            Household & Personal Products - 0.5%
            Household Products - 0.4%
    688     Clorox Co.                                 $    41,947
  3,010     Colgate-Palmolive Co.                          180,299
                                                       -----------
                                                       $   222,246
                                                       -----------
            Personal Products - 0.1%
    951     Estee Lauder Co.*                          $    36,775
                                                       -----------
            Total Household & Personal Products        $   259,021
                                                       -----------
            Health Care Equipment & Services - 1.4%
            Health Care Equipment - 1.4%
  3,347     Becton, Dickinson & Co.                    $   204,602
  2,879     Biomet, Inc.                                    90,084
  2,001     C. R. Bard, Inc.                               146,593
  1,685     Medtronic, Inc.                                 79,060
  3,170     St. Jude Medical, Inc.*                        102,771
  1,253     Zimmer Holdings, Inc.*                          71,070
                                                       -----------
                                                       $   694,180
                                                       -----------
            Total Health Care Equipment & Services     $   694,180
                                                       -----------
            Pharmaceuticals & Biotechnology - 2.6%
            Biotechnology - 0.1%
    384     Amgen, Inc.*                               $    25,048
                                                       -----------
            Pharmaceuticals - 2.5%
  3,159     Abbott Laboratories                        $   137,764
  2,486     Barr Laboratories, Inc.*                       118,557
  3,447     Bristol-Myers Squibb Co.                        89,139
  2,070     Eli Lilly & Co.                                114,409
  2,310     Johnson & Johnson                              138,415
  2,960     Merck & Co., Inc.                              107,833
  2,618     Novartis AG (A.D.R.)*                          141,163
  4,157     Pfizer, Inc.                                    97,565
  1,757     Roche Holdings AG (A.D.R.)*                    145,213
  8,541     Schering-Plough Corp.                          162,535
    956     Teva Pharmaceutical Industries, Ltd.            30,200
                                                       -----------
                                                       $ 1,282,793
                                                       -----------
            Total Pharmaceuticals & Biotechnology      $ 1,307,841
                                                       -----------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

 Shares                                              Value
            Banks - 2.5%
            Diversified Banks - 0.8%
  4,987     U.S. Bancorp                       $   153,999
  1,736     Wachovia Corp.                          93,883
  2,468     Wells Fargo & Co.                      165,553
                                               -----------
                                               $   413,435
                                               -----------
            Regional Banks - 1.2%
    729     Compass Bancshares, Inc.*          $    40,532
  1,823     First Horizon National Corp.            73,285
  6,324     National City Corp.                    228,866
  2,354     SunTrust Banks, Inc.                   179,516
    965     Zions Bancorporation                    75,212
                                               -----------
                                               $   597,411
                                               -----------
            Thrifts & Mortgage Finance - 0.5%
  1,100     Golden West Financial Corp.        $    81,620
  3,676     Washington Mutual, Inc.                167,552
                                               -----------
                                               $   249,172
                                               -----------
            Total Banks                        $ 1,260,018
                                               -----------
            Diversified Financials - 2.1%
            Asset Management & Custody Banks - 1.2%
  2,234     Federated Investors, Inc.*         $    70,371
  3,735     State Street Corp.                     216,966
  8,748     T. Rowe Price Associates, Inc.         330,762
                                               -----------
                                               $   618,099
                                               -----------
            Consumer Finance - 0.2%
  2,311     American Express Co.               $   122,991
                                               -----------
            Investment Banking & Brokerage - 0.3%
  2,047     Merrill Lynch & Co., Inc.          $   142,389
                                               -----------
            Diversified Financial Services - 0.4%
  2,926     Bank of America Corp.              $   140,741
  1,467     Citigroup, Inc.                         70,768
                                               -----------
                                               $   211,509
                                               -----------
            Total Diversified Financials       $ 1,094,988
                                               -----------

20 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                       Value
            Insurance - 0.9%
            Life & Health Insurance - 0.1%
  1,248     MetLife, Inc.                               $    63,910
                                                        -----------
            Multi-Line Insurance - 0.1%
    401     Hartford Financial Services Group, Inc.     $    33,925
                                                        -----------
            Property & Casualty Insurance - 0.7%
  5,044     Chubb Corp.                                 $   251,696
  1,660     Safeco Corp.                                     93,541
                                                        -----------
                                                        $   345,237
                                                        -----------
            Total Insurance                             $   443,072
                                                        -----------
            Software & Services - 0.9%
            Application Software - 0.2%
  3,551     Adobe Systems, Inc.*                        $   107,808
                                                        -----------
            Data Processing & Outsourced Services - 0.4%
  2,252     Automatic Data Processing, Inc.             $   102,128
  1,164     DST Systems, Inc.*                               69,258
  1,194     Fiserv, Inc.*                                    54,160
                                                        -----------
                                                        $   225,546
                                                        -----------
            Systems Software - 0.3%
  6,032     Microsoft Corp.                             $   140,546
                                                        -----------
            Total Software & Services                   $   473,900
                                                        -----------
            Technology Hardware & Equipment - 2.0%
            Communications Equipment - 0.8%
  4,318     Cisco Systems, Inc.*                        $    84,331
  9,566     Motorola, Inc.                                  192,755
  8,091     Nokia Corp. (A.D.R.)*                           163,924
                                                        -----------
                                                        $   441,010
                                                        -----------
            Computer Hardware - 0.7%
  3,911     Dell, Inc.*                                 $    95,467
  5,351     Hewlett-Packard Co.                             169,520
 18,450     Sun Microsystems, Inc.*                          76,567
                                                        -----------
                                                        $   341,554
                                                        -----------
            Computer Storage & Peripherals - 0.1%
  3,399     EMC Corp.*                                  $    37,287
                                                        -----------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

 Shares                                                        Value
            Office Electronics - 0.4%
  2,806     Canon, Inc. (A.D.R.)                         $   205,596
                                                         -----------
            Total Technology Hardware & Equipment        $ 1,025,447
                                                         -----------
            Semiconductors - 0.9%
            Semiconductor Equipment - 0.1%
  3,679     Applied Materials, Inc.                      $    59,894
                                                         -----------
            Semiconductors - 0.8%
  1,092     Freescale Semiconductor, Inc. (Class B)*     $    32,105
  8,266     Intel Corp.                                      156,641
  6,727     Texas Instruments, Inc.                          203,761
                                                         -----------
                                                         $   392,507
                                                         -----------
            Total Semiconductors                         $   452,401
                                                         -----------
            Telecommunication Services - 1.4%
            Integrated Telecommunication Services - 1.2%
 10,169     AT&T Corp.                                   $   283,613
  6,761     BellSouth Corp.                                  244,748
    421     Century Telephone Enterprises, Inc.               15,640
  2,358     Verizon Communications, Inc.                      78,969
                                                         -----------
                                                         $   622,970
                                                         -----------
            Wireless Telecommunication Services - 0.2%
  1,064     Alltel Corp.                                 $    67,915
                                                         -----------
            Total Telecommunication Services             $   690,885
                                                         -----------
            Utilities - 0.4%
            Electric Utilities - 0.2%
    344     Exelon Corp.                                 $    19,550
  2,488     Southern Co.                                      79,740
                                                         -----------
                                                         $    99,290
                                                         -----------
            Multi-Utilities - 0.2%
  1,690     Consolidated Edison, Inc.                    $    75,104
    455     PG&E Corp.                                        17,872
                                                         -----------
                                                         $    92,976
                                                         -----------
            Total Utilities                              $   192,266
                                                         -----------
            TOTAL COMMON STOCKS
            (Cost $14,193,348)                           $15,378,852
                                                         -----------

22 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                     Value
               U.S. GOVERNMENT OBLIGATIONS - 70.4%
               Government - 70.4%
42,650,000     U.S. Treasury Strip, 0%, 11/15/09         $35,969,048
                                                         -----------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
               (Cost $37,172,695)                        $35,969,048
                                                         -----------
               TOTAL INVESTMENT IN SECURITIES - 100.5%
               (Cost: $51,366,043) (a)                   $51,347,900
                                                         -----------
               OTHER ASSETS AND LIABILITIES - (0.5)%     $  (275,825)
                                                         -----------
               TOTAL NET ASSETS - 100.0%                 $51,072,075
                                                         ===========

*        Non-income producing security.

(A.D.R.) American Depositary Receipt

(a) At June 30, 2006 the net unrealized gain on investments based on cost for federal income tax purposes of $52,204,612 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost.                                        $  596,585

         Aggregate gross unrealized loss for all investments in which there is
         an excess of value over tax cost.                                        (1,453,297)
                                                                                  ----------
         Net Unrealized loss                                                      $ (856,712)
                                                                                  ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended June, 30, 2006 aggregated $9,534,411 and $22,009,347, respectively.


The accompanying notes are an integral part of these financial statements.   23

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $51,366,043)      $51,347,900
  Cash                                                           136,314
  Receivables -
    Investment securities sold                                   535,703
    Dividends                                                     17,897
  Other                                                            3,128
                                                             -----------
     Total assets                                            $52,040,942
                                                             -----------
LIABILITIES:
  Payables -
    Investment securities purchased                          $   613,418
    Fund shares repurchased                                      235,771
    Financial warranty fee                                        36,330
  Due to affiliates                                               35,749
  Accrued expenses                                                47,599
                                                             -----------
     Total liabilities                                       $   968,867
                                                             -----------
NET ASSETS:
  Paid-in capital                                            $51,125,984
  Undistributed net investment income                            254,982
  Accumulated net realized loss on investments                  (290,748)
  Net unrealized loss on investments                             (18,143)
                                                             -----------
     Total net assets                                        $51,072,075
                                                             ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $16,013,739/1,645,923 shares)            $      9.73
                                                             ===========
  Class B (based on $28,005,113/2,884,360 shares)            $      9.71
                                                             ===========
  Class C (based on $7,053,223/722,828 shares)               $      9.76
                                                             ===========
MAXIMUM OFFERING PRICE:
  Class A ($9.73 [divided by] 94.25%)                        $     10.32
                                                             ===========


24  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------
For the Six Months Ended 6/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $99)         $188,651
  Interest                                                  808,139
                                                           --------
     Total investment income                                             $996,790
                                                                         ---------
EXPENSES:
  Financial warranty fee                                   $241,970
  Management fees                                           199,269
  Transfer agent fees and expenses
    Class A                                                  22,021
    Class B                                                  26,689
    Class C                                                  11,139
  Distribution fees
    Class A                                                  22,713
    Class B                                                 153,569
    Class C                                                  38,431
  Administrative reimbursements                               9,474
  Custodian fees                                             23,136
  Professional fees                                          15,401
  Printing expense                                            7,960
  Fees and expenses of nonaffiliated trustees                 3,907
  Miscellaneous                                               4,706
                                                           --------
     Total expenses                                                      $780,385
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                  (38,577)
                                                                         ---------
     Net expenses                                                        $741,808
                                                                         ---------
       Net investment income                                             $254,982
                                                                         ---------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investments                                       $490,106
  Change in net unrealized loss on investments                           (574,781)
                                                                         ---------
    Net loss on investments                                              $(84,675)
                                                                         ---------
    Net increase in net assets resulting from operations                 $170,307
                                                                         =========

The accompanying notes are an integral part of these financial statements.   25

Pioneer Protected Principal Plus Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the Six Months Ended 6/30/06 and Year Ended 12/31/05, respectively

                                                             Six Months
                                                                Ended
                                                               6/30/06           Year Ended
                                                             (unaudited)          12/31/05
FROM OPERATIONS:
Net investment income                                     $    254,982       $    651,437
Net realized gain on investments                               490,106            448,973
Change in net unrealized loss on investments                  (574,781)        (1,670,212)
                                                          ------------       ------------
    Net increase (decrease) in net assets resulting
     from operations                                      $    170,307       $   (569,802)
                                                          ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.16 per share, respectively)     $          -       $   (341,224)
    Class B ($0.00 and $0.08 per share, respectively)                -           (263,247)
    Class C ($0.00 and $0.06 per share, respectively)                -            (55,171)
Net realized gain:                                                   -
    Class A ($0.00 and $0.25 per share, respectively)                -           (570,190)
    Class B ($0.00 and $0.25 per share, respectively)                -           (874,265)
    Class C ($0.00 and $0.25 per share, respectively)                -           (226,753)
                                                          ------------       ------------
     Total distributions to shareowners                   $          -       $ (2,330,850)
                                                          ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $          -       $          -
Reinvestment of distributions                                        -          1,822,563
Cost of shares repurchased                                 (11,919,222)       (28,300,073)
                                                          ------------       ------------
    Net decrease in net assets resulting from fund
     share transactions                                   $(11,919,222)      $(26,477,510)
                                                          ------------       ------------
    Net decrease in net assets                            $(11,748,915)      $(29,378,162)
NET ASSETS:
Beginning of period                                         62,820,990         92,199,152
                                                          ------------       ------------
End of period (including undistributed net investment
  income of $254,982 and $0, respectively)                $ 51,072,075       $ 62,820,990
                                                          ============       ============

26 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

                                    '06 Shares     '06 Amount       '05 Shares         '05 Amount
                                   (unaudited)    (unaudited)
CLASS A
Shares sold                                 -     $         -                -        $          -
Reinvestment of distributions               -               -           80,812             791,600
Less shares repurchased              (509,154)     (4,967,952)        (999,901)         (9,984,958)
                                     --------     -----------         --------        ------------
    Net decrease                     (509,154)    $(4,967,952)        (919,089)       $ (9,193,358)
                                     =========    ===========         =========       =============
CLASS B
Shares sold
Reinvestment of distributions               -     $         -           85,494        $    835,443
Less shares repurchased              (553,319)     (5,393,458)      (1,243,751)        (12,420,920)
                                     --------     -----------       ----------        ------------
    Net decrease                     (553,319)    $(5,393,458)      (1,158,257)       $(11,585,477)
                                     =========    ===========       ==========        ============
CLASS C
Shares sold                                 -     $         -                -        $          -
Reinvestment of distributions               -               -           19,919             195,520
Less shares repurchased              (158,922)     (1,557,812)        (587,472)         (5,894,195)
                                     --------     -----------       ----------        ------------
    Net decrease                     (158,922)    $(1,557,812)        (567,553)       $ (5,698,675)
                                     =========    ===========       ===========       =============


The accompanying notes are an integral part of these financial statements.   27

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           Six Months
                                                                              Ended      Year Ended
                                                                             6/30/06      12/31/05
CLASS A
Net asset value, beginning of period                                        $  9.69       $ 10.10
                                                                            -------       -------
Increase (decrease) from investment operations:
 Net investment income                                                      $  0.08       $  0.16
 Net realized and unrealized gain (loss) on investments                       (0.04)        (0.16)
                                                                            -------       -------
  Net increase from investment operations                                   $  0.04       $     -
Distributions to shareowners:
 Net investment income                                                            -         (0.16)
 Net realized loss                                                                -         (0.25)
                                                                            -------       -------
Net increase (decrease) in net asset value                                  $  0.04       $ (0.41)
                                                                            -------       -------
Net asset value, end of period                                              $  9.73       $  9.69
                                                                            =======       =======
Total return*                                                                  0.41%         0.03%
Ratio of net expenses to average net assets+                                   2.10%**       2.10%
Ratio of net investment income to average net assets+                          1.40%**       1.35%
Portfolio turnover rate                                                          33%**         31%
Net assets, end of period (in thousands)                                    $16,014       $20,876
Ratios with no waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                  2.26%**       2.17%
 Net investment income                                                         1.24%**       1.27%
Ratios with waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                  2.10%**       2.10%
 Net investment income                                                         1.40%**       1.35%

                                                                                                           11/1/02(a)
                                                                          Year Ended      Year Ended           to
                                                                           12/31/04        12/31/03         12/31/02
CLASS A
Net asset value, beginning of period                                       $ 10.21       $   10.075        $ 10.000
                                                                           -------       ----------        --------
Increase (decrease) from investment operations:
 Net investment income                                                     $  0.16       $    0.173        $  0.003(b)
 Net realized and unrealized gain (loss) on investments                       0.11            0.145           0.081
                                                                           -------       ----------        --------
  Net increase from investment operations                                  $  0.27       $    0.318        $  0.084
Distributions to shareowners:
 Net investment income                                                       (0.16)          (0.178)         (0.009)
 Net realized loss                                                           (0.22)          (0.001)(b)           -
                                                                           -------       ----------        --------
Net increase (decrease) in net asset value                                 $ (0.11)      $    0.139        $  0.075
                                                                           -------       ----------        --------
Net asset value, end of period                                             $ 10.10       $   10.214        $ 10.075
                                                                           =======       ==========        ========
Total return*                                                                 2.63%            3.08%           0.89%
Ratio of net expenses to average net assets+                                  2.07%            2.10%           1.56%**
Ratio of net investment income to average net assets+                         1.35%            1.44%           0.41%**
Portfolio turnover rate                                                         39%              84%             12%
Net assets, end of period (in thousands)                                   $31,045       $   45,700        $ 61,124
Ratios with no waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                 2.07%            2.10%           1.56%**
 Net investment income                                                        1.35%            1.44%           0.41%**
Ratios with waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                 2.07%            2.10%           1.56%**
 Net investment income                                                        1.35%            1.44%           0.41%**

(a) Class A shares were first publicly offered on November 1, 2002.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account. ** Annualized.
+   Ratio with no reduction for fees paid indirectly.

28  The accompanying notes are an integral part of these financial statements.


Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                           Six Months
                                                                              Ended      Year Ended
                                                                             6/30/06      12/31/05
CLASS B
Net asset value, beginning of period                                        $  9.70       $ 10.11
                                                                            -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                               $  0.03       $  0.07
 Net realized and unrealized gain on investments                              (0.03)        (0.15)
                                                                            -------       -------
  Net increase from investment operations                                   $  0.01       $ (0.08)
Distributions to shareowners:
 Net investment income                                                            -         (0.08)
 Net realized gain (loss)                                                         -         (0.25)
                                                                            -------       -------
Net increase (decrease) in net asset value                                  $  0.01       $ (0.41)
                                                                            -------       -------
Net asset value, end of period                                              $  9.71       $  9.70
                                                                            =======       =======
Total return*                                                                  0.10%        (0.80)%
Ratio of net expenses to average net assets+                                   2.85%**       2.85%
Ratio of net investment income (loss) to average net assets+                   0.65%**       0.60%
Portfolio turnover rate                                                          33%**         31%
Net assets, end of period (in thousands)                                    $28,005       $33,349
Ratios with no waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                  2.95%**       2.90%
 Net investment income (loss)                                                  0.55%**       0.54%
Ratios with waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                  2.85%**       2.85%
 Net investment income (loss)                                                  0.65%**       0.59%

                                                                                                            11/1/02 (a)
                                                                          Year Ended      Year Ended            to
                                                                           12/30/04        12/31/03          12/31/02
CLASS B
Net asset value, beginning of period                                       $ 10.21       $   10.076         $  10.000
                                                                           -------       ----------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $  0.07       $    0.076         $  (0.003)(b)
 Net realized and unrealized gain on investments                              0.12            0.160             0.082
                                                                           -------       ----------         ---------
  Net increase from investment operations                                  $  0.19       $    0.236         $   0.079
Distributions to shareowners:
 Net investment income                                                       (0.08)          (0.099)           (0.003)(b)
 Net realized gain (loss)                                                    (0.22)          (0.001)(b)             -
                                                                           -------       ----------         ---------
Net increase (decrease) in net asset value                                 $ (0.11)      $    0.136         $   0.076
                                                                           -------       ----------         ---------
Net asset value, end of period                                             $ 10.11       $   10.212         $  10.076
                                                                           =======       ==========         =========
Total return*                                                                 1.94%            2.29%             0.83%
Ratio of net expenses to average net assets+                                  2.80%            2.85%             2.30%**
Ratio of net investment income (loss) to average net assets+                  0.62%            0.69%            (0.31)%**
Portfolio turnover rate                                                         39%              84%               12%
Net assets, end of period (in thousands)                                   $46,454       $   61,181         $  67,974
Ratios with no waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                 2.80%            2.85%             2.30%**
 Net investment income (loss)                                                 0.62%            0.69%            (0.31)%**
Ratios with waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                 2.80%            2.85%             2.30%**
 Net investment income (loss)                                                 0.62%            0.69%            (0.31)%**

(a) Class B shares were first publicly offered on November 1, 2002.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account. ** Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.  29


Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                           Six Months
                                                                             Ended      Year Ended
                                                                            6/30/06      12/31/05
CLASS C
Net asset value, beginning of period                                       $   9.75      $ 10.14
                                                                           --------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $   0.03      $  0.08
 Net realized and unrealized gain (loss) on investments                       (0.03)       (0.15)
                                                                           --------      -------
  Net increase from investment operations                                  $   0.01      $ (0.08)
Distributions to shareowners:
 Net investment income                                                            -        (0.06)
 Net realized gain (loss)                                                         -        (0.25)
                                                                           --------      -------
Net increase (decrease) in net asset value                                 $   0.01      $ (0.39)
                                                                           --------      -------
Net asset value, end of period                                             $   9.76      $  9.75
                                                                           ========      =======
Total return*                                                                  0.10%       (0.74)%
Ratio of net expenses to average net assets+                                   2.85%**      2.85%
Ratio of net investment income (loss) to average net assets+                   0.65%**      0.59%
Portfolio turnover rate                                                          33%**        31%
Net assets, end of period (in thousands)                                   $  7,053      $ 8,597
Ratios with no waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                  3.07%**      3.02%
 Net investment income                                                         0.44%**      0.42%
Ratios with waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                  2.85%**      2.85%
 Net investment income                                                         0.65%**      0.59%

                                                                                                            11/1/02(a)
                                                                          Year Ended      Year Ended            to
                                                                           12/31/04        12/31/03          12/31/02
CLASS C
Net asset value, beginning of period                                       $ 10.23       $   10.074         $  10.000
                                                                           -------       ----------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $  0.08       $    0.090         $  (0.002)(b)
 Net realized and unrealized gain (loss) on investments                       0.11            0.150             0.080
                                                                           -------       ----------         ---------
  Net increase from investment operations                                  $  0.19       $    0.240         $   0.078
Distributions to shareowners:
 Net investment income                                                       (0.06)          (0.080)           (0.004)(b)
 Net realized gain (loss)                                                    (0.22)          (0.001)(b)             -
                                                                           -------       ----------         ---------
Net increase (decrease) in net asset value                                 $ (0.09)      $    0.159         $   0.074
                                                                           -------       ----------         ---------
Net asset value, end of period                                             $ 10.14       $   10.233         $  10.074
                                                                           =======       ==========         =========
Total return*                                                                 1.85%            2.40%             0.74%
Ratio of net expenses to average net assets+                                  2.81%            2.84%             2.34%**
Ratio of net investment income (loss) to average net assets+                  0.60%            0.70%            (0.27)%**
Portfolio turnover rate                                                         39%              84%               12%**
Net assets, end of period (in thousands)                                   $14,700       $   25,097         $  34,036
Ratios with no waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                 2.81%            2.84%             2.34%**
 Net investment income                                                        0.60%            0.70%            (0.27)%**
Ratios with waiver of management fees and assumptions of expenses by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                                 2.81%            2.84%             2.34%**
 Net investment income                                                        0.60%            0.70%            (0.27)%**

(a) Class C shares were first publicly offered on November 1, 2002.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account. ** Annualized.
+   Ratio with no reduction for fees paid indirectly.

30  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund (the Fund), organized as a Delaware statutory trust on October 2, 2001, is a diversified portfolio of Pioneer Protected Principal Trust which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on December 18, 2002), a Guarantee Period (from December 20, 2002 to December 21, 2009, (the "Maturity Date") and a Post-Guarantee Period, which begins on or about December 22, 2009. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum annual compounded return on such amount (2.00% on Class A Shares and 1.25% on Class B and C Shares), less any extraordinary expenses and any amounts that Pioneer Investment Management, Inc. (PIM) is obligated to pay under the Financial Warranty Agreement (see Note
3) and fails to do so in a timely manner. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus'(es). Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of June 30, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/ amortized into interest income for financial purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    The tax character of any current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2005 was as follows:

--------------------------------------------------
                                          2005
--------------------------------------------------
  Distributions paid from:
  Ordinary income                    $  651,437
  Long-term capital gain              1,679,413
                                     ==========
   Total                             $2,330,850
                                     ==========
--------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2005.

--------------------------------------------------
                                         2005
--------------------------------------------------
  Undistributed ordinary income     $       -
  Undistributed long term gain         57,715
  Unrealized depreciation            (281,931)
                                    ==========
   Total                            $(224,216)
                                    ==========
--------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

    At December 31, 2005, the Fund reclassified $8,205 to increase undistributed net investment income, $2,080 to increase paid in capital and $10,285 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), manages the Fund's portfolio. The Fund pays PIM an annual fee during the Guarantee Period and the Post-Guarantee Period equal to 0.70% of the Fund's average daily net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the Fund's assets

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. The fee is computed daily and paid monthly. PIM has contractually agreed until the maturity date not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit Fund expenses to 2.10%, 2.85% and 2.85% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2006, $4,726 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Financial Warranty Agreement

The Fund has entered into a Financial Warranty Agreement (the "Financial Warranty") with Main Place Funding, LLC, to protect against the Fund having insufficient assets to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any of the Financial Warranty, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note
1. The Fund, and not the Fund's shareowners, is the holder of the Financial Warranty, which will enable the Fund, assuming that the Fund complies with the conditions imposed under the Financial Warranty, and that Main Place Funding LLC does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Main Place Funding, LLC will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date (subject to the terms of the Financial Warranty), whether or not shareowners redeem their shares on the Maturity Date. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Warranty at any time without shareowner approval, subject to the agreement of Main Place Funding, LLC. The Fund pays Main Place Funding, LLC an annual fee equal to 0.85% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Warranty. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Main Place Funding, LLC and its indirect parent, Bank of America Corporation.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $29,954 in transfer agent fees payable to PIMSS at June 30, 2006.

5. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,069 in distribution fees payable to PFD at June 30, 2006.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Proceeds from the CDSCs are paid to Pioneer Funds Distributor, Inc. (PFD), the principal underwriter of the Fund and a wholly owned indirect subsidiary of Unicredito Italiano. For the six months ended June 30, 2006, CDSCs in the amount of $115,353 were paid to PFD.

6. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2006, expenses were not reduced under such arrangements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the year ended December 31, 2005, the percentage of the ordinary income distributions made by the Fund subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003, was 56.72%.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 51.05%.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                            Officers
John F. Cogan, Jr., Chairman        John F. Cogan, Jr., President
David R. Bock                       Osbert M. Hood, Executive
Mary K. Bush                         Vice President
Margaret B.W. Graham                Vincent Nave, Treasurer
Osbert M. Hood                      Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll-free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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                           This page for your notes.

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                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                    PROTECTED
                                 PRINCIPAL PLUS
                                     FUND II


                                   Semiannual
                                     Report


                                     6/30/06


                             [LOGO]PIONEER
                                   Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Prices and Distributions                                                       8

Performance Update                                                             9

Comparing Ongoing Fund Expenses                                               12

Schedule of Investments                                                       14

Financial Statements                                                          15

Notes to Financial Statements                                                 22

Trustees, Officers and Service Providers                                      30

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate- to-longer term. By restraining inflation, the Fed may also limit upward

Letter

pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

At a time when uncertainty about the potential for accelerating inflation and concerns about rising interest rates and oil prices seemed to dominate investor sentiment in both the equity and fixed-income marks, Pioneer Protected Principal Plus Fund II produced a relatively flat return over the first half of 2006. In the following interview, portfolio manager and a member of the equity portfolio management team, Walter Hunnewell, Jr., and the debt securities portfolio manager, Richard Schlanger, discuss the strategy and factors that influenced the performance of the Fund over the six-month period ended June 30, 2006.

Q:  How did the Fund perform over the six months?

A: For the six-month period ended June 30, 2006, Class A shares of Pioneer Protected Principal Plus Fund II had a total return of -0.52% at net asset value. The Fund underperformed the 2.71% return of the Standard & Poor's 500 Index for the same period. Its return was also less than the 0.01% of the Lehman Brothers Government Intermediate Bond Index and the 1.10% average return for the 341 funds in the Lipper Mixed Asset Target Allocation Conservative Funds category, the Fund's peer group.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What was the investment environment like during the period?

A: In an environment of strong economic growth, both the equity and fixed-income markets were focused primarily on the potential for accelerating inflation and the direction of interest rates. For most of the period, stocks posted relatively strong gains but began losing ground in early May on the possibility that the Federal Reserve might extend its rate-raising cycle. While the Federal Reserve boosted rates a quarter percentage point at the end of June, its comments concerning future rate hikes were more moderate than in the past, sparking a strong rally in stocks on the last day of the quarter. During the six-month period, yields on Treasury securities rose across the maturity spectrum in a parallel fashion. Two-year

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Treasuries went up 75 basis points, five-year Treasuries rose 74 basis points, and 10-year Treasuries added 75 basis points. (A basis point is 0.01%.) The performance of Treasury securities over the period was flat to negative. Short-term securities produced a return of 0.80%, but five-year and 10-year securities returned negative 1.35% and 3.90%, respectively.

Q:  How did interest rates affect the management strategy for the Fund?

A: Interest rates are the driving force behind the asset allocation of the Fund. If interest rates decline and bond prices rise, we have to invest more money into the fixed-income portion (Treasury STRIPS) to meet our obligation to provide a minimum 2.00% annual return by the end of the Guarantee Period, which is June 4, 2010. In the previous six months, interest rates on intermediate-term securities were relatively stable, and we did not have to invest more money in Treasury STRIPS. Higher rates should allow us some flexibility to increase the equity portion.

Q:  What were the principal strategies used in managing the Fund?

A: We maintained investments in Pioneer Fund and Pioneer Equity Income Fund. At the end of the period, 18% of net assets were in equities, with approximately 74% in Pioneer Fund and 26% in Pioneer Equity Income Fund.
    The following comments apply to both Pioneer Fund and Pioneer Equity
    Income Fund.

    We made some modest changes which had the effect of reducing some of the more cyclical (and successful) holdings in favor of more defensive names. We created new positions in Zimmer Holdings, a manufacturer of reconstructive orthopedic implant devices, MetLife, a provider of insurance and other financial services, and Duke Energy, a large, diverse natural gas and electric utility. We added to holdings in St. Jude Medical, a developer of cardiovascular medical devices, C.R. Bard, a medical products manufacturer, and Lincoln National, a life insurance and investment products company.

    The portfolio's position in KeySpan was sold after that company announced an agreement to be acquired by National Grid. Mining company BHP Billiton was sold as speculative interest in commodities surged. Our Roanoke Electric Steel Corp. holding was sold after being acquired by Steel Dynamics. Positions in Rio Tinto,

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                             (continued)
--------------------------------------------------------------------------------

    Norfolk Southern (the railway) and PACCAR, a high-end truck-building company, were trimmed because we found better opportunities elsewhere.

Q:  What contributed to performance?

A: Some of the best performance came from BellSouth, which agreed to be acquired by AT&T, Inco, Ltd, a mining company which benefited from substantial global demand for raw materials, and PACCAR, which gained market share in the United States and in Europe in the very strong market for high-end trucks.

Q:  What detracted from performance?

A: Intel declined as a competitor gained market share in desktop PC microprocessor units. John Wiley & Son, the textbook and scientific journal publisher, gave back some of the outsize gains posted in the first three quarters of 2005; however, the stock remains in the portfolio. Target, the well managed discount retailer, declined as the market fretted over its high profitability and the potential for retail consumer weakness.

Q:  What is your outlook?

A: We expect the economy to continue to grow although at a lower rate than we saw over the past six months. We also think the European economies are on track for growth and believe the Federal Reserve is close to the end of its rate increases. We continue to find opportunities for new investments in this environment, and we have a favorable longer-term outlook for the equity markets.


The Fund's returns will fluctuate and investors who redeem shares or take dividends or distributions in cash prior to the end of the seven-year guarantee period will reduce their guaranteed amount. Due to an insurance policy fee, the Fund's expenses are higher than those of most other mutual funds.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not a guarantee of future results, and there is no guarantee that the market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Obligations                                                 82.3%
Pioneer Mutual Fund Shares                                                  17.7%


Bond Characteristics
--------------------------------------------------------------------------------

 Average Quality                                                             AAA
 Average Life                                                           3.86 yrs
 Effective Duration                                                     3.77 yrs
 2 to 5 Year Maturities                                                      100%


Largest Holdings
--------------------------------------------------------------------------------

 1. U.S. Treasury Strip, Zero Coupon Bond, 5/15/10                         82.30%
 2. Pioneer Fund Class Y                                                   13.07
 3. Pioneer Equity Income Fund Class Y                                      4.64

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class       6/30/06       12/31/05
 -----       -------       --------
   A          $9.62          $9.67
   B          $9.56          $9.64
   C          $9.60          $9.68


Distributions Per Share
--------------------------------------------------------------------------------


                         1/1/06 - 6/30/06
                         ----------------
               Net
            Investment     Short-Term      Long-Term
 Class        Income     Capital Gains   Capital Gains
 -----        ------     -------------   -------------
   A          $    -          $   -          $   -
   B          $    -          $   -          $   -
   C          $    -          $   -          $   -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Government Intermediate Bond Index measures the performance of the U.S. intermediate-term investment-grade bond market. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

The Indexes defined here pertain to the Value of $10,000 Investment charts on pages 9, 10 and 11.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                              Net         Public
                             Asset       Offering
Period                     Value (NAV)   Price (POP)
 Life-of-Class
 (3/3/03)                    -0.16%        -1.92%
 1 Year                      -0.89         -6.55
------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer Protected                         Lehman Brothers Government
         Principal Plus Fund II     S&P 500 Index     Intermediate Bond Index
         ----------------------     -------------     -----------------------
3/03             $9,425                 $10,000               $10,000
6/03             $9,189                 $11,539               $10,169
6/04             $9,062                 $13,742               $10,120
6/05             $9,460                 $14,611               $10,539
6/06             $9,376                 $15,870               $10,547

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

--------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                               If          If
Period                        Held      Redeemed
Life-of-Class
(3/3/03)                     -0.90%      -1.49%
1 Year                       -1.70       -5.58
--------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer Protected                         Lehman Brothers Government
         Principal Plus Fund II     S&P 500 Index     Intermediate Bond Index
         ----------------------     -------------     -----------------------
3/03            10,000                  10,000                10,000
6/03             9,740                  11,539                10,169
6/04             9,520                  13,742                10,120
6/05             9,872                  14,611                10,539
6/06             9,513                  15,870                10,547

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

--------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                               If          If
Period                        Held      Redeemed
 Life-of-Class
 (3/3/03)                    -0.81%      -0.81%
 1 Year                      -1.57       -1.57
--------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer Protected                         Lehman Brothers Government
         Principal Plus Fund II     S&P 500 Index     Intermediate Bond Index
         ----------------------     -------------     -----------------------
3/03            10,000                  10,000                10,000
6/03             9,740                  11,539                10,169
6/04             9,530                  13,742                10,120
6/05             9,887                  14,611                10,539
6/06             9,732                  15,870                10,547

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Return would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund
II

Based on actual returns from January, 1, 2006 through June 30, 2006



Share Class                                  A              B              C
--------------------------------------------------------------------------------
Beginning Account Value                  $1,000.00      $1,000.00      $1,000.00
On 1/1/06

Ending Account Value                     $  994.80      $  991.70      $  991.70
On 6/30/06

Expenses Paid During Period*             $    9.79      $   13.63      $   13.09

* Expenses are equal to the Fund's annualized expense ratio of 1.98%, 2.76% and 2.65% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund
II

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.



Share Class                                  A              B              C
--------------------------------------------------------------------------------
Beginning Account Value                  $1,000.00      $1,000.00      $1,000.00
On 1/1/06

Ending Account Value                     $1,014.88      $1,011.11      $1,011.65
On 6/30/06

Expenses Paid During Period*             $    9.89      $   13.76      $   13.22

* Expenses are equal to the Fund's annualized expense ratio of 1.98%, 2.76%, and 2.65% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                                Value
                COMMON STOCKS - 17.7%
                Diversified Financials - 17.7%
                Other Diversified Finance Services - 17.7%
    97,412      Pioneer Equity Income Fund Class Y+                 $ 3,014,903
   184,089      Pioneer Fund Class Y+                                 8,497,526
                                                                    -----------
                Total Diversified Financials
                (Cost $10,656,333)                                  $11,512,429
                                                                    -----------
                U.S. GOVERNMENT OBLIGATIONS - 82.4%
                Government - 82.4%
65,050,000      U.S. Treasury Strip, Zero Coupon Bond, 5/15/10      $53,522,616
                                                                    -----------
                Total Government
                (Cost $56,072,990)                                  $53,522,616
                                                                    -----------
                TOTAL INVESTMENTS IN SECURITIES - 100.1%
                (Cost $66,729,323) (a)                              $65,035,045
                                                                    -----------
                OTHER ASSETS AND LIABILITIES - (0.1)%               $   (64,332)
                                                                    -----------
                TOTAL NET ASSETS - 100.0%                           $64,970,713
                                                                    ===========

+    Investment deemed to be affiliate of the Fund.

(a) At June, 30, 2006 the net unrealized gain on investments based on cost for federal income tax purposes of $66,830,005 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost.
                                                                    $   755,414
     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value.                      (2,550,374)
                                                                    -----------
     Net unrealized loss                                            $(1,794,960)
                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended June, 30, 2006 aggregated $8,773,851 and $22,867,030, respectively.


  14 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II

-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers
    (cost $56,072,990)                                $53,522,616
  Investment in securities of affiliated issuers
    (cost $10,656,333)                                 11,512,429
                                                      -----------
     Total investments in securities at value
       (cost $66,729,323)                             $65,035,045
  Cash                                                    170,412
  Receivables -
    Due from Pioneer Investment Management, Inc.            1,013
  Other                                                     3,973
                                                      -----------
     Total assets                                     $65,210,443
                                                      -----------
LIABILITIES:
  Payables -
    Fund shares repurchased                           $    58,139
  Due to affiliates                                        56,557
  Accrued expenses                                         81,722
  Other                                                    43,312
                                                      -----------
     Total liabilities                                $   239,730
                                                      -----------
NET ASSETS:
  Paid-in capital                                     $70,392,919
  Undistributed net investment income                     362,365
  Accumulated net realized loss on investments         (4,090,293)
  Net unrealized loss on investments                   (1,694,278)
                                                      -----------
     Total net assets                                 $64,970,713
                                                      ===========

NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
  Class A (based on $21,597,812/2,245,062 shares)     $      9.62
                                                      ===========
  Class B (based on $34,225,595/3,580,871 shares)     $      9.56
                                                      ===========
  Class C (based on $9,147,306/952,826 shares)        $      9.60
                                                      ===========
MAXIMUM OFFERING PRICE:
  Class A ($9.62 [divided by] 94.25%)                 $     10.21
                                                      ===========


 The accompanying notes are an integral part of these financial statements. 15

Pioneer Protected Principal Plus Fund II

-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06

INVESTMENT INCOME:
  Dividends from affiliated issuers                         $ 116,733
  Interest                                                  1,121,642
                                                            ---------
     Total investment income                                               $1,238,375
                                                                           ----------
EXPENSES:
  Financial warranty fee                                    $ 285,147
  Management fees                                             249,504
  Transfer agent fees and expenses
    Class A                                                    29,140
    Class B                                                    53,097
    Class C                                                     8,985
  Distribution fees
    Class A                                                    28,614
    Class B                                                   188,886
    Class C                                                    51,977
  Administrative reimbursements                                 9,438
  Custodian fees                                                8,978
  Professional fees                                            15,516
  Printing expense                                             11,093
  Fees and expenses of nonaffiliated trustees                   3,320
  Miscellaneous                                                   945
                                                            ---------
     Net expenses                                                          $ 944,640
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                     (58,204)
                                                                           ---------
     Net expenses                                                          $ 886,436
                                                                           ---------
       Net investment income                                               $ 351,939
                                                                           ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS :
  Net realized loss on investments:                                        $ (88,146)
  Change in net unrealized gain on investments:                             (764,828)
                                                                           ---------
     Net loss on investments                                               $(852,974)
                                                                           ---------
     Net decrease in net assets resulting from operations                  $(501,035)
                                                                           =========


 16 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06 and the Year Ended 12/31/05, respectively


                                                            Six Months
                                                              Ended
                                                              6/30/06          Year Ended
FROM OPERATIONS:                                            (unaudited)         12/31/05
Net investment income                                     $    351,939       $    751,125
Net realized loss on investments                               (88,146)           (17,083)
Change in net unrealized loss on investments                  (764,828)        (1,570,568)
                                                          ------------       ------------
    Net decrease in net assets resulting
     from operations                                      $   (501,035)      $   (836,526)
                                                          ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.15 per share, respectively)     $          -       $   (389,747)
    Class B ($0.00 and $0.06 per share, respectively)                -           (271,073)
    Class C ($0.00 and $0.06 per share, respectively)                -            (79,255)
Net realized gain:                                                   -
    Class A ($0.00 and $0.05 per share, respectively)                -           (135,271)
    Class B ($0.00 and $0.05 per share, respectively)                -           (231,410)
    Class C ($0.00 and $0.05 per share, respectively)                -            (65,972)
                                                          ------------       ------------
     Total distributions to shareowners                   $          -       $ (1,172,728)
                                                          ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Reinvestment of distributions                             $          -       $  1,038,701
Cost of shares repurchased                                 (13,039,209)       (30,511,502)
                                                          ------------       ------------
    Net increase in net assets resulting from Fund
     share transactions                                   $(13,039,209)      $(29,472,801)
                                                          ------------       ------------
    Net increase in net assets                            $(13,540,244)      $(31,482,055)
NET ASSETS:
Beginning of period                                         78,510,957        109,993,012
                                                          ------------       ------------
End of period (including undistributed net investment
  income of $362,365 and $10,426, respectively)           $ 64,970,713       $ 78,510,957
                                                          ============       ============


 The accompanying notes are an integral part of these financial statements. 17

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                    '06 Shares    '06 Amount     '05 Shares     '05 Amount
                                    (unaudited)   (unaudited)
CLASS A
Shares sold                                 -     $         -             -     $          -
Reinvestment of distributions               -               -        47,894          465,555
Less shares repurchased              (336,701)     (3,255,759)   (1,024,105)     (10,075,721)
                                     --------     -----------    ----------     ------------
    Net decrease                     (336,701)    $(3,255,759)     (976,211)    $ (9,610,166)
                                     ========     ===========    ==========     ============
CLASS B
Shares sold                                 -     $         -             -     $          -
Reinvestment of distributions               -               -        46,749          452,063
Less shares repurchased              (741,190)     (7,130,836)   (1,378,025)     (13,426,015)
                                     --------     -----------    ----------     ------------
    Net decrease                     (741,190)    $(7,130,836)   (1,331,276)    $(12,973,952)
                                     ========     ===========    ==========     ============
CLASS C
Shares sold                                 -     $         -             -     $          -
Reinvestment of distributions               -               -        12,470          121,083
Less shares repurchased              (274,061)     (2,652,614)     (716,466)      (7,009,766)
                                     --------     -----------    ----------     ------------
    Net decrease                     (274,061)    $(2,652,614)     (703,996)    $ (6,888,683)
                                     ========     ===========    ==========     ============


 18 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              Six Months
                                                 Ended         Year         Year      3/3/03 (a)
                                                6/30/06        Ended        Ended        to
                                              (unaudited)    12/31/05     12/31/04     12/31/03
CLASS A
Net asset value, beginning of period            $  9.67       $  9.89      $  9.68     $ 10.00
                                                -------       -------      -------     -------
Increase (decrease) from investment
 operations:
 Net investment income                          $  0.08       $  0.15      $  0.11     $  0.03
 Net realized and unrealized gain (loss) on
   investments                                    (0.13)        (0.17)        0.21       (0.34)
                                                -------       -------      -------     -------
   Net increase (decrease) from
    investment operations                       $ (0.05)      $ (0.02)     $  0.32     $ (0.31)
Distributions to shareowners:
 Net investment income                                -         (0.15)       (0.11)      (0.01)
 Net realized gain                                    -         (0.05)           -           -
                                                -------       -------      -------     -------
Net increase (decrease) in net asset value      $ (0.05)      $ (0.22)     $  0.21     $ (0.32)
                                                -------       -------      -------     -------
Net asset value, end of period                  $  9.62       $  9.67      $  9.89     $  9.68
                                                =======       =======      =======     =======
Total return*                                     (0.52)%       (0.17)%       3.32%      (3.05)%
Ratio of net expenses to average net
 assets+                                           1.98%**       1.94%        1.86%       1.97%**
Ratio of net investment income to average
 net assets+                                       1.50%**       1.33%        0.99%       0.45%**
Portfolio turnover rate                              25%**        117%          44%         54%
Net assets, end of period (in thousands)        $21,598       $24,960      $35,190     $47,669
Ratios with no waiver of management fees
 and assumption of expenses by PIM and
 reductions for fees paid indirectly:
 Net expenses                                      1.98%**       2.09%           -           -
 Net investment income                             1.50%**       1.18%           -           -
Ratios with reductions for fees paid
 indirectly:
 Net expenses                                      1.98%**       1.94%        1.86%       1.97%**
 Net investment income                             1.50%**       1.33%        0.99%       0.45%**

(a) The fund commenced operations on March 3, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements. 19

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              Six Months
                                                 Ended         Year         Year       3/3/03 (a)
                                                6/30/06        Ended        Ended          to
                                              (unaudited)    12/31/05     12/31/04      12/31/03
CLASS B
Net asset value, beginning of period            $  9.64       $  9.86      $  9.64      $  10.00
                                                -------       -------      -------      --------
Increase (decrease) from investment
 operations:
 Net investment income (loss)                   $  0.04       $  0.06      $  0.02      $  (0.02)
 Net realized and unrealized gain (loss) on
   investments                                    (0.12)        (0.17)        0.23         (0.34)
                                                -------       -------      -------      --------
   Net increase (decrease) from
    investment operations                       $ (0.08)      $ (0.11)     $  0.25      $  (0.36)
Distributions to shareowners:
 Net investment income                                -         (0.06)       (0.03)            -
 Net realized gain                                    -         (0.05)           -             -
                                                -------       -------      -------      --------
Net increase (decrease) in net asset value      $ (0.08)      $ (0.22)     $  0.22      $  (0.36)
                                                -------       -------      -------      --------
Net asset value, end of period                  $  9.56       $  9.64      $  9.86      $   9.64
                                                =======       =======      =======      ========
Total return*                                     (0.83)%       (1.07)%       2.61%        (3.60)%
Ratio of net expenses to average net
 assets+                                           2.76%**       2.75%        2.63%         2.75%**
Ratio of net investment income (loss) to
 average net assets+                               0.72%**       0.54%        0.21%        (0.35)%**
Portfolio turnover rate                              25%**        117%          44%           54%
Net assets, end of period (in thousands)        $34,226       $41,675      $55,714      $ 67,162
Ratios with no waiver of management fees
 and assumption of expenses by PIM and
 reductions for fees paid indirectly:
 Net expenses                                      2.76%**       2.90%           -             -
 Net investment income                             0.72%**       0.38%           -             -
Ratios with reductions for fees paid
 indirectly:
 Net expenses                                      2.76%**       2.75%        2.63%         2.75%**
 Net investment income (loss)                      0.72%**       0.54%        0.21%        (0.35)%**

(a) The fund commenced operations on March 3, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+  Ratio with no reduction for fees paid indirectly.


 20 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              Six Months
                                                Ended         Year         Year       3/3/03 (a)
                                               6/30/06        Ended        Ended          to
                                             (unaudited)    12/31/05     12/31/04      12/31/03
CLASS C
Net asset value, beginning of period           $  9.68       $  9.89      $  9.65      $  10.00
                                               -------       -------      -------      --------
Increase (decrease) from investment
 operations:
 Net investment income (loss)                  $  0.05       $  0.07      $  0.04      $  (0.02)
 Net realized and unrealized gain (loss) on
   investments                                   (0.12)        (0.17)        0.22         (0.33)
                                               -------       -------      -------      --------
   Net increase (decrease) from
    investment operations                      $ (0.08)      $ (0.10)     $  0.26      $  (0.35)
Distributions to shareowners:
 Net investment income                               -         (0.06)       (0.02)            -
 Net realized gain                                   -         (0.05)           -             -
                                               -------       -------      -------      --------
Net increase (decrease) in net asset value     $ (0.08)      $ (0.21)     $  0.24      $  (0.35)
                                               -------       -------      -------      --------
Net asset value, end of period                 $  9.60       $  9.68      $  9.89      $   9.65
                                               =======       =======      =======      ========
Total return*                                    (0.83)%       (0.95)%       2.66%        (3.50)%
Ratio of net expenses to average net
 assets+                                          2.65%**       2.66%        2.55%         2.63%**
Ratio of net investment income (loss) to
 average net assets+                              0.82%**       0.61%        0.28%        (0.23)%**
Portfolio turnover rate                             25%**        117%          44%           54%
Net assets, end of period (in thousands)       $ 9,147       $11,876      $19,089      $ 30,400
Ratios with no waiver of management fees
 and assumption of expenses by PIM and
 reductions for fees paid indirectly:
 Net expenses                                     2.65%**       2.81%           -             -
 Net investment income                            0.82%**       0.45%           -             -
Ratios with reductions for fees paid
 indirectly:
 Net expenses                                     2.65%**       2.66%        2.55%         2.63%**
 Net investment income (loss)                     0.82%**       0.61%        0.28%        (0.23)%**

(a) The fund commenced operations on March 3, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+  Ratio with no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements. 21

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies
Pioneer Protected Principal Plus Fund II (the Fund), is a diversified portfolio of Pioneer Protected Principal Trust which was organized as a Delaware statutory trust on October 2, 2001, and registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on May 30, 2003), a Guarantee Period (from June 13, 2003 to June 4, 2010 (the "Maturity Date")), and a Post-Guarantee Period, which begins on or about June 5, 2010. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum cumulative increase on such amount (14.00% on Class A Shares and 8.75% on Class B and C Shares), less any extraordinary expenses. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

The Fund offers three classes of shares outstanding - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks making it more susceptible to any economic,

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

political or regulatory developments or other risks affecting those industries and sectors.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/amortized into interest income for financial reporting purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2005, the Fund had a net capital loss carryforward of $3,901,466, which will expire in 2013 if not utilized.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The tax character of any distributions paid during the year ended December 31, 2005:

--------------------------------------------------------------------------------
                                                                         2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                       $  740,075
Long-term capital gain                                                   432,653
                                                                      ----------
                                                                      $1,172,728
Return of capital                                                              -
                                                                      ----------
    Total                                                             $1,172,728
                                                                      ==========
--------------------------------------------------------------------------------


    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2005.

--------------------------------------------------------------------------------
                                          2005
--------------------------------------------------------------------------------
Undistributed ordinary income                                        $    10,426
Capital loss carryforward                                             (3,901,466)
Unrealized depreciation                                               (1,030,131)
                                                                     -----------
    Total                                                            $(4,921,171)
                                                                     ===========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized depre ciation is attributable to the tax deferral of losses on wash sales.

    At December 31, 2005, the Fund reclassified $624 to decrease accumulated net investment income, and $624 to decrease undistributed net realized loss on investments to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 4). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, S.p.A. (Unicredito Italiano) manages the Fund's portfolio. The Fund pays PIM an annual fee during the Guarantee Period and the Post-Guarantee Period equal to 0.70% of the Fund's average daily net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the Fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. PIM has contractually agreed until the maturity date not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit Fund expenses to 2.05%, 2.80% and 2.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Pioneer has agreed to modify the expense limitation that would apply only in the event the Fund is required by the Financial Guarantee Agreement to invest exclusively in a defeasance portfolio. In that event, Pioneer would waive its entire management fee and limit the Fund's other expenses, on an annual basis, to 0.12% for Class A shares, 0.87% for Class B shares and 0.87% for Class C shares. This arrangement may be modified in the future to the extent the Fund's maximum permitted equity allocation under the Financial Guarantee Agreement after that modification exceeds 17.5%.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund may invest in one or more affiliated mutual funds managed by PIM. PIM has contractually agreed to waive its management fee by the amount of any management fees received indirectly as a result of the Fund's investment in another Pioneer mutual fund. In addition, PIM has agreed to reduce its management fee from 0.70% to 0.65% during such times when the Fund holds investments in an affiliated fund.

Under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2006, $6,948 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3.  Financial Warranty Agreement

The Fund has obtained an insurance policy from and has entered into a Financial Guarantee Agreement with Ambac Assurance Corporation (together, the "Financial Guarantee"), to protect against the Fund having insufficient assets to meet its undertaking to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any, of the Financial Guarantee, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note 1. The Fund, and not the Fund's shareowners, is the holder of the Financial Guarantee, which will enable the Fund, assuming that Ambac Assurance Corporation does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Ambac Assurance Corporation will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date, whether or not shareowners redeem their shares on the Maturity Date. If the Fund fails to comply with certain covenants in the Financial Guarantee Agreement, the Fund may be required to invest all of its assets in a defeasance portfolio as described in Note 2. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Guarantee at any time without shareowner approval, subject to the agreement of Ambac Assurance Corporation. The Fund pays an annual fee equal to 0.80% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Guarantee. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Ambac Financial Group, Inc. of which Ambac Assurance Corporation is a wholly-owned subsidiary.

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                   (continued)
--------------------------------------------------------------------------------

4.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $48,277 in transfer agent fees payable to PIMSS at June 30, 2006.

5.  Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,332 in distribution fees payable to PFD at June 30, 2006.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Proceeds from the CDSCs are paid to Pioneer Funds Distributor, Inc. (PFD), the principal underwriter of the Fund and a wholly owned indirect subsidiary of Unicredito Italiano. For the period ended June 30, 2006, CDSCs of $149,595 were paid to PFD.

6.  Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended June 30, 2006 were not reduced under such arrangements.

7.  Affiliated Companies

The Fund's investments in Funds managed by PIM are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the period ended June 30, 2006:

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                                Net
                    Shares    Purchases     Sales     Shares     Dividend     Realized
Affiliates         12/31/05    (shares)   (shares)   6/30/06      Income        Gain        Value
---------------------------------------------------------------------------------------------------
Pioneer Fund
Class Y            194,535     43,496       53,942    184,089   $8,178,719    $319,485    $8,497,526
Pioneer Equity
Income Fund
Class Y            207,503     71,477      181,568     97,412   $2,053,184    $ 33,977    $3,014,903
---------------------------------------------------------------------------------------------------

Pioneer Protected Principal Plus Fund II

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Osbert M. Hood, Executive
Mary K. Bush                                      Vice President
Margaret B.W. Graham                            Vincent Nave, Treasurer
Osbert M. Hood                                  Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll-free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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

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32

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                           This page for your notes.


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

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34

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                           This page for your notes.


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

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                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Plus Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 31, 2006

* Print the name and title of each signing officer under his or her signature.